UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gartmore Group Ltd
Address: 201 Bishopsgate
         London, UK  EC2M 3AE

13F File Number:  028-13978

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Rowe
Title:     Global Head of Compliance
Phone:     [44] 020 7818 5358

Signature, Place, and Date of Signing:

  /s/  Brian Rowe     London, UK     November 14, 2011

GARTMORE GROUP LTD AND THE OTHER INCLUDED MANAGERS HOLDINGS ARE NOW REPORTED BY HENDERSON GROUP PLC.

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-10904                     Henderson Group Plc